Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Abstract]
Trade receivables	$ 104,817	$ 104,144
Less: allowance for expected credit losses	(1,295)	(778)	$ (1,220)
Trade receivables—net	$ 103,522	$ 103,366